Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	¥ 4,326,600	$ 678,938	¥ 3,324,712	¥ 3,413,176
Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	3,316,019		2,595,596	2,467,351
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	869,723		564,241	733,125
Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	140,858		164,875	212,700
Wealth Management
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	3,211,973		2,379,456	2,329,853
Wealth Management | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	2,479,576		1,787,611	1,494,742
Wealth Management | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	629,587		452,810	633,168
Wealth Management | Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	102,810		139,035	201,943
Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	1,046,387		880,014	787,551
Asset Management Business | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	768,203		742,743	676,837
Asset Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	240,136		111,431	99,957
Asset Management Business | Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	38,048		25,840	10,757
Other Financial Service Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	68,240		65,242	295,772
Other Financial Service Business | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Revenues	¥ 68,240		¥ 65,242	¥ 295,772